LONG-TERM RECEIVABLE (Narrative) (Details)		1 Months Ended					12 Months Ended
	Aug. 11, 2023 CAD ($)	Nov. 30, 2023 CAD ($)	Nov. 24, 2023 CAD ($)	Sep. 28, 2023 CAD ($)	Jul. 25, 2023 CAD ($)	May 29, 2023 CAD ($)	Nov. 30, 2023 CAD ($)	Nov. 30, 2022 CAD ($)	Nov. 30, 2021 CAD ($)	Nov. 30, 2023 GBP (£)	Nov. 24, 2023 GBP (£)	Sep. 28, 2023 GBP (£)	Aug. 11, 2023 GBP (£)	Jul. 25, 2023 GBP (£)	May 29, 2023 GBP (£)
Disclosure Of Long Term Receivable [Line Items]
Loans and receivables	$ 26,017	$ 209,702	$ 17,749	$ 17,093	$ 60,151	$ 84,929	$ 209,702			£ 122,203	£ 10,000	£ 10,000	£ 15,000	£ 35,000	£ 50,000
Interest rate on long term receivables	5.00%		5.00%	5.00%	5.00%	5.00%					5.00%	5.00%	5.00%	5.00%	5.00%
Description of option to convert to equity	Company has the option to convert the full amount to 1.5% of the diluted share capital of the third party.		Company has the option to convert the full amount to 1% of the diluted share capital of the third party.	Company has the option to convert the full amount to 1% of the diluted share capital of the third party.	Company has the option to convert the full amount to 3.5% of the diluted share capital of the third party.	Company has the option to convert the full amount to 5% of the diluted share capital of the third party.
Interest receivable		3,765					3,765			£ 2,203
Impairment loss on financial assets		$ 209,702					$ 209,702	$ 0	$ 0